Reclassifications Out of Accumulated Other Comprehensive Income (Loss) - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 AUD	Jun. 30, 2012 USD ($)	Jun. 30, 2012 AUD
Reclassifications Out Of Accumulated Other Comprehensive Income [Line Items]
AICF invested excess cash in time deposits	$ 106.5	105.0	$ 106.5	105.0
Realized gain on available-for-sale securities	2.7	2.6
Amounts reclassified from Accumulated Other Comprehensive Income to Interest Income (Expense)	$ 2.7	2.6